Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

31. Related party transactions

a)	Names of related parties and relationship

Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party
Origin Rise Limited (Note)	Other related party
Asteria Corporation	Shareholder of the Company

Note: Origin Rise Limited, which was one of the major shareholders of the Company until the Company repurchased its shares on December 5, 2022, was controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Group on September 9, 2022. Neither has been a related party to the Group since then.

b)	The Group lists Koh Sih-Ping as the joint guarantor for one of its long-term borrowings as of December 31, 2024. Please refer to Note 13 for further details.

In March 2023, the Group entered into a shareholder loan agreement in the amount of $3,000,000 with Asteria Corporation. The Company issued promissory note with an interest rate of 10.375% per annum and maturity date of March 10, 2024 to the lender in the same amount as the loan made. The loan was fully repaid on April 29, 2024.

The Company’s interest expense and interest payable related to the loan from related parties are as follows:

	Six months ended June 30
	2025	2024
Interest expense	$-	$113,549

	June 30, 2025	December 31, 2024
Interest payable	$-	$-

c)	Key management compensation

	Six months ended June 30
	2025	2024
Salaries and other short-term employee benefits	$889,685	$970,844
Post-employment benefits	2,447	13,697
Share-based compensation expenses	394,281	-
	$1,286,413	$984,541